UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        KOM Capital Management, LLC
             Knoll Capital Management, L.P.
Address:     666 Fifth Avenue
             37[th] Floor
             New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC: 028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick G. O'Neill
Title: Chief Operating Officer
Phone: (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, November 13, 2007

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:  27 Data Records



Form 13F Information Table Value Total:  $294,308
                                         --------
                                         (x1000)


List of Other Included Managers:  NONE

------------------------------------------------------------------------------------------------------------------------------------
Column 1                            Column 2    Column 3     Column 4    Column 5              Column 6  Column 7     Column 8
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    VOTING AUTHORITY
                                   TITLE OF                  VALUE       SHRS OR    SH/   PUT/    INV.    OTHER     ----------------
   NAME OF ISSUER                   CLASS         CUSIP     (x 1000)     PRN AMT.   PR    CALL   DISCR.   MNGRS.    SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABRAXIS BIOSCIENCE INC                COM       00383E106    9425.64       412862   SH           SOLE                 412862
ALFACELL CORP                         COM       015404106    7434.33      3540155   SH           SOLE                 3540155
ASPENBIO PHARM INC                    COM       045346103       3860       400000   SH           SOLE                 400000
ATP OIL & GAS CORP                    COM       00208J108   42182.38       896925   SH           SOLE                 896925
CANO PETROLEUM INC                    COM       137801106       4823       650000   SH           SOLE                 650000
COMFORCE CORP                         COM       20038K109      24.88        11904   SH           SOLE                 11904
DELTA PETROLEUM CORP NEW              COM       247907207   13460.38       749882   SH           SOLE                 749882
DIGITALFX INTL INC                    COM       25389E107      29.69       102797   SH           SOLE                 102797
EMCORE CORP                           COM       290846104    9378.24       976900   SH           SOLE                 976900
FIRST MARBLEHEAD CORP                 COM       320771108   24961.73       658100   SH           SOLE                 658100
FLAMEL TECHNOLOGIES SA               CALL       338488909       5.40          432   SH           SOLE                 432
FLAMEL TECHNOLOGIES SA           SPONSORED ADR  338488109   18458.61      2053238   SH           SOLE                 2053238
FORTRESS INTL GRP INC               *W EXP      34958D110        240       200000   SH           SOLE                 200000
                                   07/12/200
GOLDCORP INC OCT 27.5                CALL       380956909       1449         4200   SH           SOLE                 4200
HERCULES OFFSHORE INC                 COM       427093109   10813.61       414156   SH           SOLE                 414156
HYTHIAM INC                           COM       44919F104   17759.74    2401786.5   SH           SOLE                 2401786.5
MEDICINOVA INC                        COM       58468P206       2370       300000   SH           SOLE                 300000
MEDIVATION INC OCT 17.5              CALL       5851N901      145.73          494   SH           SOLE                 494
MEDIVATION INC                        COM       58501N101   59367.93      2960994   SH           SOLE                 2960994
METRO ONE TELECOMMUNICATIONS        OM NEW      59163F204      12.64         6137   SH           SOLE                 6137

NOVELOS THERAPEUTICS INC*             COM       6700M100     4671.71      1019380   SH           SOLE                 1019380
PARKERVISION INC                      COM       701354102   23681.31      1560034   SH           SOLE                 15060034
RODMAN & RENSHAW CAPITAL GROUP,       COM       77487R100    2910.41       447756   SH           SOLE                 447756
INC.*
SILVER WHEATON CORP                   COM       828336107       2804       200000   SH           SOLE                 200000
STORM CAT ENERGY CORP                 COM       862168101     595.24       793650   SH           SOLE                 793650
SULPHCO INC                           COM       865378103   33295.68      3783600   SH           SOLE                 3783600
U S ENERGY CORP - WYO                 COM       911805109     146.71        33193   SH           SOLE                 33193



--------------------
*Securities of Novelos Therapeutics Inc. and Rodman & Renshaw Capital Group, Inc. are not listed on the U.S. Securities and
Exchange Commission's Official List of 13f Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934.  However, KOM Capital Management, LLC and Knoll Capital Management, LLC have chosen to include these securities for informational purposes.